Net cash flow from operating activities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities 32
Results before tax	[1],[2]	€ 6,986		€ 8,085	€ 6,753
Adjusted for: - depreciation and amortisation	[2]	520		520	536
- Addition to loan loss provisions	[2]	656		676	974
- Other	[2]	(1,763)		703	1,084
Taxation paid	[2]	(1,602)		(1,691)	(1,603)
- Loans and advances to banks, not available on demand		(777)		(3,126)	(1,162)
- Deposits from banks, not payable on demand		566		6,320	(342)
Net change in Loans and advances to/from banks, not available/payable on demand	[2]	(211)		3,194	(1,504)
- Trading assets		16,928		(1,612)	16,956
- Trading liabilities		(7,018)		(9,575)	(5,634)
Net change in Trading assets and Trading liabilities	[2]	9,910		(11,187)	11,322
- Loans and advances to customers	[2]	(31,356)		(21,390)	(29,656)
- Customer deposits	[2]	19,709		18,291	23,493
- Non-trading derivatives		(215)		(2,239)	1,812
- Assets designated at fair value through profit or loss		(725)		441	(3,401)
- Assets mandatorily at fair value through profit or loss		(6,968)
- Other assets		684		(430)	(915)
- Other financial liabilities at fair value through profit or loss		10,522		(565)	(432)
- Provisions and other liabilities		769		339	90
- Other	[2]	4,067		(2,454)	(2,846)
Net cash flow from/(used in) operating activities		€ 6,915	[2]	€ (5,253)	€ 8,553

[1]

Result before tax includes results from continuing operations of EUR 6,986 million ( 2017 : EUR 8,085 million; 2016 : EUR 6,314 million) as well as results before tax from discontinued operations of EUR - ( 2017 : EUR - million; 2016 : EUR 441 million).

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.